Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Investments
Investments consist of:

	June 30, 2013	December 31, 2012
	(in thousands)

Available-for-sale (primarily seed capital)	$12,423	$13,361
Trading:
Long-term incentive compensation-related	77,802	90,825
United States Treasury Bills	27,996	27,982
Seed capital	276,365	307,795
Equities and exchange-traded options	61,640	48,937
Investments in limited partnership hedge funds:
Long-term incentive compensation-related	30,630	32,152
Seed capital	94,991	109,328
Consolidated private equity fund (10% seed capital)	49,725	47,045
Private equity (seed capital)	46,401	47,853
Other	8,245	7,056
Total investments	$686,218	$732,334

Investments consist of:

	December 31,
	2012	2011
	(in thousands)

Available-for-sale (primarily seed capital)	$13,361	$13,883
Trading:
Long-term incentive compensation-related	90,825	135,832
United States Treasury Bills	27,982	37,998
Seed capital	307,795	278,932
Equities and exchange-traded options	48,937	58,237
Investments in limited partnership hedge funds:
Long-term incentive compensation-related	32,152	40,538
Seed capital	109,328	123,920
Consolidated private equity fund (10% seed capital)	47,045	58,749
Private equity (seed capital)	47,853	35,726
Other	7,056	11,479
Total investments	$732,334	$795,294

Summary of the cost and fair value of available-for-sale and trading investments
The following is a summary of the cost and fair value of available-for-sale and trading investments held as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
December 31, 2012:
Available-for-sale:
Equity investments	$5,769	$1,445	$(149)	$7,065
Fixed income investments	6,265	33	(2)	6,296
	$12,034	$1,478	$(151)	$13,361
Trading:
Equity investments	$239,368	$32,003	$(2,830)	$268,541
Fixed income investments	199,191	12,098	(4,291)	206,998
	$438,559	$44,101	$(7,121)	$475,539

December 31, 2011:
Available-for-sale:
Equity investments	$6,753	$489	$(342)	$6,900
Fixed income investments	6,857	133	(7)	6,983
	$13,610	$622	$(349)	$13,883
Trading:
Equity investments	$375,287	$5,959	$(41,938)	$339,308
Fixed income investments	172,142	3,475	(3,926)	171,691
	$547,429	$9,434	$(45,864)	$510,999